Accumulated other comprehensive income/(loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income/(loss) [Abstract]
Total unrealized gains from hedging financial instruments	$ 8,107	$ 20,169	$ 17,265
Changes in fair value of financial instruments	7,230	17,996	15,245
Losses reclassified to income	877	2,173	2,020
Change in fair value of marketable securities	(79)	228	34
Gain on sale of marketable securities	$ 89	$ 95	$ 0